Debt and Derivative Instruments - Additional Information (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Debt Instrument [Line Items]
Borrowings outstanding	$ 5,206,007
Designated | Interest Rate Swap
Debt Instrument [Line Items]
Aggregate commitment amount	6,102,658
Estimated amount to be reclassified from AOCI to interest expense	70,942
Designated | Interest Rate Swap | LIBOR | Forward Contracts
Debt Instrument [Line Items]
Borrowing availability under debt facilities	$ 375,929